Summary of Significant Accounting Policies (Details) - Summary of estimated useful live - Ambulnz, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	39 years	39 years
Office equipment and furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Medical equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements		Shorter of useful life of asset or lease term
Minimum [Member] | Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Maximum [Member] | Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years	8 years